Condensed Consolidating Guarantor Financial Statements Details IS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Retail merchandise sales									$ 367,187	$ 287,456	$ 236,797
Pawn loan fees									181,555	152,237	122,320
Consumer loan and credit services fees									43,781	48,692	46,876
Wholesale scrap jewelry revenue									68,325	103,706	108,004
Total revenue	185,203	173,379	142,354	159,912	178,257	148,700	131,505	133,629	660,848	592,091	513,997
Cost of revenue:
Cost of retail merchandise sold									221,361	167,144	142,106
Consumer loan and credit services loss provision									11,368	12,556	11,331
Cost of wholesale scrap jewelry sold									58,545	76,853	71,305
Total cost of revenue	85,011	79,404	58,207	68,652	79,200	63,518	57,379	56,456	291,274	256,553	224,742
Net revenue	100,192	93,975	84,147	91,260	99,057	85,182	74,126	77,173	369,574	335,538	289,255
Expenses and other income:
Store operating expenses									181,321	148,879	126,107
Administrative expenses									49,530	50,211	45,259
Depreciation and amortization									15,361	12,939	10,944
Interest expense									3,492	1,488	135
Interest income									(322)	(216)	(277)
Total expenses and other income	64,377	64,524	60,387	60,094	58,116	55,294	49,243	50,648	249,382	213,301	182,168
Income from continuing operations before income taxes									120,192	122,237	107,087
Provision for income taxes									35,713	41,375	36,950
Income from continuing operations	25,518	23,127	15,654	20,180	27,612	19,578	16,297	17,375	84,479	80,862	70,137
Income (loss) from discontinued operations, net of tax	(740)	14	9	84	(3)	(689)	52	137	(633)	(503)	7,645
Net income	24,778	23,141	15,663	20,264	27,609	18,889	16,349	17,512	83,846	80,359	77,782
Currency translation adjustment, net of tax (value)									(811)	6,523	(10,414)
Comprehensive income									83,035	86,882	67,368
Parent Company
Revenue:
Retail merchandise sales									0	0	0
Pawn loan fees									0	0	0
Consumer loan and credit services fees									0	0	0
Wholesale scrap jewelry revenue									0	0	0
Total revenue									0	0	0
Cost of revenue:
Cost of retail merchandise sold									0	0	0
Consumer loan and credit services loss provision									0	0	0
Cost of wholesale scrap jewelry sold									0	0	0
Total cost of revenue									0	0	0
Net revenue									0	0	0
Expenses and other income:
Store operating expenses									0	0	0
Administrative expenses									30,900	36,281	34,695
Depreciation and amortization									1,193	1,096	1,079
Interest expense									3,492	0	135
Interest income									(8)	0	(111)
Total expenses and other income									35,577	37,377	35,798
Income from continuing operations before income taxes									(35,577)	(37,377)	(35,798)
Provision for income taxes									(12,637)	(12,859)	(10,015)
Income from continuing operations									(22,940)	(24,518)	(25,783)
Income (loss) from discontinued operations, net of tax									0	0	0
Net income									(22,940)	(24,518)	(25,783)
Currency translation adjustment, net of tax (value)									(811)	6,523	(10,414)
Comprehensive income									(23,751)	(17,995)	(36,197)
Guarantor Subsidiaries
Revenue:
Retail merchandise sales									121,194	89,373	71,863
Pawn loan fees									71,586	57,220	47,199
Consumer loan and credit services fees									39,771	44,419	42,051
Wholesale scrap jewelry revenue									35,147	51,978	51,345
Total revenue									267,698	242,990	212,458
Cost of revenue:
Cost of retail merchandise sold									65,381	45,572	36,085
Consumer loan and credit services loss provision									10,659	11,837	10,484
Cost of wholesale scrap jewelry sold									29,148	36,672	33,454
Total cost of revenue									105,188	94,081	80,023
Net revenue									162,510	148,909	132,435
Expenses and other income:
Store operating expenses									76,821	59,843	52,776
Administrative expenses									0	0	0
Depreciation and amortization									4,739	3,861	3,343
Interest expense									0	1,488	0
Interest income									0	(11)	0
Total expenses and other income									81,560	65,181	56,119
Income from continuing operations before income taxes									80,950	83,728	76,316
Provision for income taxes									28,333	30,561	26,711
Income from continuing operations									52,617	53,167	49,605
Income (loss) from discontinued operations, net of tax									0	0	0
Net income									52,617	53,167	49,605
Currency translation adjustment, net of tax (value)									0	0	0
Comprehensive income									52,617	53,167	49,605
Non-Guarantor Subsidiaries
Revenue:
Retail merchandise sales									245,993	198,083	164,934
Pawn loan fees									109,969	95,017	75,121
Consumer loan and credit services fees									4,010	4,273	4,825
Wholesale scrap jewelry revenue									33,178	51,728	56,659
Total revenue									393,150	349,101	301,539
Cost of revenue:
Cost of retail merchandise sold									155,980	121,572	106,021
Consumer loan and credit services loss provision									709	719	847
Cost of wholesale scrap jewelry sold									29,397	40,181	37,851
Total cost of revenue									186,086	162,472	144,719
Net revenue									207,064	186,629	156,820
Expenses and other income:
Store operating expenses									104,500	89,036	73,331
Administrative expenses									18,630	13,930	10,564
Depreciation and amortization									9,429	7,982	6,522
Interest expense									0	0	0
Interest income									(314)	(205)	(166)
Total expenses and other income									132,245	110,743	90,251
Income from continuing operations before income taxes									74,819	75,886	66,569
Provision for income taxes									20,017	23,673	20,254
Income from continuing operations									54,802	52,213	46,315
Income (loss) from discontinued operations, net of tax									(633)	(503)	7,645
Net income									54,169	51,710	53,960
Currency translation adjustment, net of tax (value)									0	0	0
Comprehensive income									54,169	51,710	53,960
Consolidating Eliminations
Revenue:
Retail merchandise sales									0	0	0
Pawn loan fees									0	0	0
Consumer loan and credit services fees									0	0	0
Wholesale scrap jewelry revenue									0	0	0
Total revenue									0	0	0
Cost of revenue:
Cost of retail merchandise sold									0	0	0
Consumer loan and credit services loss provision									0	0	0
Cost of wholesale scrap jewelry sold									0	0	0
Total cost of revenue									0	0	0
Net revenue									0	0	0
Expenses and other income:
Store operating expenses									0	0	0
Administrative expenses									0	0	0
Depreciation and amortization									0	0	0
Interest expense									0	0	0
Interest income									0	0	0
Total expenses and other income									0	0	0
Income from continuing operations before income taxes									0	0	0
Provision for income taxes									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations, net of tax									0	0	0
Net income									0	0	0
Currency translation adjustment, net of tax (value)									0	0	0
Comprehensive income									$ 0	$ 0	$ 0